Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 37.1%
Al Rajhi Bank	4,595,981	$93,682,720
Alinma Bank	2,391,726	22,836,754
Arab National Bank	1,619,146	10,361,146
Bank AlBilad	1,246,154	12,707,912
Bank Al-Jazira(a)	1,179,957	5,341,622
Banque Saudi Fransi	1,488,584	14,853,535
Riyad Bank	3,443,034	24,520,209
Saudi Awwal Bank	2,291,138	21,242,481
Saudi Investment Bank (The)	536,555	2,145,932
Saudi National Bank (The)	6,879,045	64,094,242
		271,786,553
Building Products — 0.2%
Bawan Co.	41,310	439,816
Saudi Ceramic Co.	173,747	1,240,027
		1,679,843
Capital Markets — 0.3%
Saudi Tadawul Group Holding Co.	38,497	1,877,443

Chemicals — 12.5%
Advanced Petrochemical Co.	396,228	3,955,660
Alujain Corp.(a)	79,319	814,051
Methanol Chemicals Co.(a)	58,225	304,058
National Industrialization Co.(a)	1,071,445	3,484,151
SABIC Agri-Nutrients Co.	457,654	16,796,544
Sahara International Petrochemical Co.	958,049	8,278,781
Saudi Aramco Base Oil Co.	17,421	637,022
Saudi Basic Industries Corp.	2,099,234	44,376,817
Saudi Industrial Investment Group	812,390	4,884,266
Saudi Kayan Petrochemical Co.(a)	1,120,373	3,381,711
Yanbu National Petrochemical Co.	415,792	4,180,118
		91,093,179
Commercial Services & Supplies — 0.6%
Saudi Airlines Catering Co.	132,649	4,009,702

Construction Materials — 3.0%
Arabian Cement Co./Saudi Arabia	199,392	1,907,293
City Cement Co.	269,116	1,385,446
Eastern Province Cement Co.	171,401	1,759,071
Najran Cement Co.	387,892	1,193,451
Northern Region Cement Co.	438,083	1,216,899
Qassim Cement Co. (The)	155,104	2,637,781
Saudi Cement Co.	250,994	3,530,982
Southern Province Cement Co.	218,117	2,469,067
Yamama Cement Co.	354,390	3,091,198
Yanbu Cement Co.	272,920	2,586,247
		21,777,435
Consumer Finance — 0.0%
Nayifat Finance Co.(a)	80,619	297,564

Consumer Staples Distribution & Retail — 0.9%
Abdullah Al Othaim Markets Co.	1,323,663	4,449,650
Al-Dawaa Medical Services Co.	17,517	477,701
Almunajem Foods Co.	25,027	440,236
BinDawood Holding Co.	251,192	401,746
Nahdi Medical Co.	27,800	1,005,861
		6,775,194
Diversified Consumer Services — 0.2%
Ataa Educational Co.	33,860	660,546
National Co. for Learning & Education Ltd.	33,859	985,580
		1,646,126
Security	Shares	Value

Diversified REITs — 0.3%
Al Rajhi REIT	121,555	$283,515
Jadwa REIT Saudi Fund	368,649	1,214,581
Riyad REIT Fund	147,954	319,453
		1,817,549
Diversified Telecommunication Services — 6.0%
Saudi Telecom Co.	4,299,406	44,125,942

Electric Utilities — 1.4%
Saudi Electricity Co.	2,145,687	10,334,124

Electrical Equipment — 0.1%
Electrical Industries Co.	695,750	464,164
Riyadh Cables Group Co.	22,692	476,144
		940,308
Financial Services — 0.1%
Amlak International for Real Estate Finance Co.	91,271	311,550
SHL Finance Co.	67,201	352,172
		663,722
Food Products — 3.7%
Al Jouf Agricultural Development Co.	36,349	428,702
Almarai Co. JSC	648,053	9,639,173
First Milling Co., NVS	14,987	294,427
Halwani Brothers Co.(a)	32,433	421,788
National Agriculture Development Co. (The)(a)	535,699	3,256,255
Saudi Fisheries Co.(a)	47,269	302,401
Saudia Dairy & Foodstuff Co.	50,248	4,272,721
Savola Group (The)	726,385	7,260,945
Sinad Holding Co.(a)	329,385	1,013,222
Tanmiah Food Co.	11,680	304,804
		27,194,438
Gas Utilities — 0.3%
National Gas & Industrialization Co.	155,675	2,414,376

Ground Transportation — 0.6%
Saudi Public Transport Co.(a)	293,214	1,454,992
Theeb Rent A Car Co.	28,722	466,320
United International Transportation Co.	144,266	2,591,304
		4,512,616
Health Care Providers & Services — 5.1%
Al Hammadi Holding	257,454	3,911,783
Dallah Healthcare Co.	106,451	4,710,347
Dr Sulaiman Al Habib Medical Services Group Co.	161,034	12,071,166
Middle East Healthcare Co.(a)	155,568	3,248,757
Mouwasat Medical Services Co.	266,859	8,009,682
National Medical Care Co.	81,069	3,064,264
Saudi Chemical Co. Holding	1,883,961	2,068,304
		37,084,303
Hotels, Restaurants & Leisure — 1.4%
Alamar Foods, NVS	10,519	315,163
Dur Hospitality Co.(a)	198,262	1,426,415
Herfy Food Services Co.	100,286	831,373
Jahez International Co., NVS	43,880	327,506
Leejam Sports Co. JSC	85,354	3,758,625
Seera Group Holding(a)	512,951	3,360,878
		10,019,960
Independent Power and Renewable Electricity Producers — 1.3%
ACWA Power Co.	156,571	9,571,132

Industrial Conglomerates — 0.2%
Astra Industrial Group	49,214	1,453,528

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 2.7%
Al Rajhi Co. for Co-operative Insurance(a)	63,274	$2,881,652
Bupa Arabia for Cooperative Insurance Co.	195,513	10,375,107
Co. for Cooperative Insurance (The)	206,197	6,771,550
		20,028,309
IT Services — 1.3%
Al Moammar Information Systems Co.	20,865	693,918
Arabian Internet & Communications Services Co.	12,861	1,067,879
Elm Co.	36,608	7,272,925
Perfect Presentation For Commercial Services Co., NVS	67,461	406,043
		9,440,765
Media — 0.8%
Arabian Contracting Services Co.	16,649	821,910
Saudi Research & Media Group(a)	108,975	4,630,199
		5,452,109
Metals & Mining — 4.1%
Al Masane Al Kobra Mining Co.	23,363	316,364
East Pipes Integrated Co. for Industry, NVS	20,150	379,379
Saudi Arabian Mining Co.(a)	2,741,040	29,130,476
		29,826,219
Multi-Utilities — 0.0%
Power & Water Utility Co. for Jubail & Yanbu	17,854	281,013

Oil, Gas & Consumable Fuels — 8.6%
Aldrees Petroleum and Transport Services Co.	122,074	4,200,921
Rabigh Refining & Petrochemical Co.(a)	1,325,214	3,850,280
Saudi Arabia Refineries Co.	16,242	368,421
Saudi Arabian Oil Co.(b)	6,203,950	54,849,265
		63,268,887
Paper & Forest Products — 0.1%
Middle East Paper Co.	41,001	336,620

Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	225,234	2,162,815

Professional Services — 0.2%
Maharah Human Resources Co.	92,122	1,573,147

Real Estate Management & Development — 1.9%
Alandalus Property Co.	51,164	291,859
Arriyadh Development Co.	357,418	2,017,708
Dar Al Arkan Real Estate Development Co.(a)	1,463,039	5,815,018
Emaar Economic City(a)	1,368,805	2,713,098
Retal Urban Development Co., NVS	144,327	316,238
Saudi Real Estate Co.(a)	645,304	2,302,721
Sumou Real Estate Co., NVS	25,051	293,814
		13,750,456
Security	Shares	Value

Specialty Retail — 1.6%
AlSaif Stores For Development & Investment Co.	162,277	$344,877
Fawaz Abdulaziz Al Hokair & Co.(a)	160,950	698,395
Jarir Marketing Co.	1,661,055	6,455,186
Saudi Automotive Services Co.	54,203	797,898
Saudi Co. For Hardware CJSC(a)	84,856	634,469
United Electronics Co.	142,601	3,006,728
		11,937,553
Textiles, Apparel & Luxury Goods — 0.0%
Alaseel Co.	237,356	308,756

Transportation Infrastructure — 0.5%
Saudi Ground Services Co.(a)	318,124	2,586,374
Saudi Industrial Services Co.	93,480	690,229
		3,276,603
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co.	20,218	845,044

Wireless Telecommunication Services — 2.3%
Etihad Etisalat Co.	965,738	11,893,135
Mobile Telecommunications Co.	1,327,198	4,994,983
		16,888,118
Total Long-Term Investments — 99.8%
(Cost: $529,386,445)		730,451,451

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	1,390,000	1,390,000

Total Short-Term Securities — 0.2%
(Cost: $1,390,000)		1,390,000

Total Investments — 100.0%
(Cost: $530,776,445)		731,841,451

Other Assets Less Liabilities — 0.0%		272,888

Net Assets — 100.0%		$732,114,339

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,390,000	(a)	$—	$—	$—	$1,390,000	1,390,000	$20,776	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	23	12/15/23	$1,135	$(4,401)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$91,228,969	$639,222,482	$—	$730,451,451
Short-Term Securities
Money Market Funds	1,390,000	—	—	1,390,000
	$92,618,969	$639,222,482	$—	$731,841,451

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	(4,401)	$—	$—	$(4,401)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CJSC	Closed Joint Stock Company
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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